Cash and Restricted Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash And Restricted Deposits
Bank accounts- dominated in NIS	$ 583	$ 237
Bank accounts- dominated in USD	3,167	5,865
Bank accounts- other	3	1
Cash	$ 3,753	$ 6,103